Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	68 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000218791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETC Cabana Target Beta ETF
C000218792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETC Cabana Target Drawdown 10 ETF
C000227938
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETC Cabana Target Leading Sector Moderate ETF
Without Sales Load [Member] | C000218791
Average Annual Return [Line Items]
Average Annual Return, Percent	16.50%		2.18%	2.21%
Without Sales Load [Member] | C000218792
Average Annual Return [Line Items]
Average Annual Return, Percent	18.80%		2.81%	3.44%
Without Sales Load [Member] | C000227938
Average Annual Return [Line Items]
Average Annual Return, Percent	28.98%	2.36%
Morningstar Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Average Annual Return, Percent	8.51%		2.14%	2.53%
Morningstar Moderately Conservative Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Average Annual Return, Percent	13.08%		4.15%	5.24%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Average Annual Return, Percent	17.93%	5.47%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%		13.14%	16.07%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%		13.14%	16.07%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.05%	12.53%